Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share
	For the Three Months Ended June 30,	For the Three Months Ended June 30,	For the Nine Months Ended June 30,	For the Nine Months Ended June 30,
	2017	2016	2017	2016
Numerator:
Net loss	$(127,879)	$(293,237)	$(524,887)	$(10,353,605)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding – Basic & Diluted	213,746,647	208,779,424	212,203,790	208,779,424

Earnings per share
-Basic & Diluted	(0.00)	(0.00)	(0.00)	(0.05)

	For the Year Ended September 30, 2016	For the period from July 21, 2015 (Inception) to September 30, 2015

Numerator:
Net loss	$(11,007,799)	(315,602)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	193,981,153	160,823,831
Stock options	-	-
Weighted-average shares outstanding - Diluted	193,981,153	160,823,831

Earnings per share
-Basic	(0.06)	0.00
-Diluted	(0.06)	0.00